POST-EMPLOYMENT BENEFIT - Share Based Remuneration (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Share options purchase plan
Share Based Remuneration
Share based remuneration	R$ 11,898
Restricted shares plan
Share Based Remuneration
Share based remuneration	R$ 28,614